Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 6 — Debt
We have had several debt instruments outstanding, some of which are no longer outstanding as of March 31, 2014.
Outstanding Debt as of March 31, 2014

At March 31, 2014, we have outstanding debt consisting of:

•	4% Convertible Notes (JMJ Financial), remaining face amount of $89,400
•	12% Term Loan Note (JP Nevada Trust), remaining face amount of $2.1 million
•	5.75% Convertible Notes (Deerfield), remaining face amount of $9.0 million

JMJ Financial 4% Convertible Notes

On July 15, 2011, we issued $1.3 million of its 4% Convertible Notes (the “July 4% Convertible Notes”) to JMJ Financial. The July 4% Convertible Notes mature on May 23, 2016 and bear a one-time interest charge of 4% due on maturity. The July 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of our common stock at a conversion rate equal to (i) the lesser of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of our common stock for the previous 20 trading days prior to conversion (subject to a “floor” price of $0.25 per share). At March 31, 2014, approximately $89,400 face amount of the July 4% Convertible Notes remained and were convertible into approximately 219,000 shares of common stock at a conversion price of $0.41 per share.

The conversion option embedded in the 4% Convertible Notes is accounted for as a derivative liability, and resulted in the creation at issuance of a discount to the carrying amount of the debt, totaling $1.3 million, which is being amortized as additional interest expense using the straight-line method over the term of the Convertible Notes (we determined that using the straight-line method of amortization did not yield a materially different amortization schedule than the effective interest method). The embedded conversion option is recorded at fair value and is marked to market at each period, with the resulting change in fair value being reflected as “change in fair value of derivative liabilities” in the accompanying condensed consolidated statements of operations.

On February 19, 2013, in consideration of the subordination of the rights and remedies under these notes to that of another party, we amended the notes to extend the maturity date to May 23, 2016. Also, as part of the consideration, we repaid approximately $0.3 million of the principal of the note. The amendments were accounted for as a partial “extinguishment” and a partial “modification” of the notes. The partial extinguishment resulted in the immediate expensing of approximately $54,000 of new fees and expenses and $54,000 of the increase in the fair value of the embedded conversion option. The partial modification resulted in the deferral of approximately $46,000 of new fees and expenses and $197,000 of the increase in the fair value of the embedded conversion option (as additional debt discount). In addition, the holder converted $100,000 of the outstanding balance on the notes into shares of common stock and we paid $370,000 to partially satisfy one of the notes.

JP Nevada Trust 12% Note

On April 28, 2011, we borrowed $2.1 million pursuant to a secured promissory note that matures May 20, 2016. The note accrues interest at a rate of 12% per annum, and requires interest-only payments each quarter commencing September 30, 2011, with the then outstanding principal due on the maturity date. The note may be accelerated by the lender if we defaults in the performance of the terms of the promissory note, if the representations and warranties made by us in the note are materially incorrect, or if we undergo a bankruptcy event. The note is secured by our Angel assets. In connection with the issuance of the secured promissory note, we issued the lender a warrant to purchase up to 1,000,000 shares at an exercise price of $0.50 per share, with variable vesting provisions.

Of the $2,100,000 due under the note, our payment obligations with respect to $1,400,000 under the note were guaranteed by certain insiders, affiliates, and shareholders. In connection with this guarantee, we issued the guarantors warrants to purchase an aggregate of up to 1,500,000 shares, on a pro rata basis based on the amount of the guarantee, at an exercise price of $0.50 per share with variable vesting provisions.

The warrants issued to the lender and the guarantors were valued at approximately $546,000, were recorded as deferred debt issuance costs, and are being amortized to interest expense on a straight-line basis over the guarantee period (we determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method).

On February 19, 2013, in connection with the MidCap Term Loan (discussed below), in consideration for subordination of its security interest under the note to that of another party, we amended the note. In the amendment, we agreed to extend the maturity date of the note to November 19, 2016. In addition, the parties agreed to amend the variable vesting schedule for the warrants and to issue the holder a new warrant to purchase up to 266,666 shares at an exercise price of $0.70 per share with variable vesting. We also amended the variable vesting schedule for the guarantors’ warrants and granted new warrants to the guarantors to acquire up to 533,334 shares of our Common stock pursuant to warrants at the exercise price of $0.70 per share. The amendment was accounted for as a “modification.” Accordingly, the warrants issued to the lender as a result of the amendment (valued at approximately $152,000) were recorded as deferred debt issuance costs, and are being amortized to interest expense on a straight-line basis over the guarantee period (we determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method). The warrants issued to the guarantors as a result of the amendment were valued at approximately $304,000 and were recorded as interest expense in the first quarter of 2013.

On March 31, 2014 in connection with the Deerfield Facility Agreement, JP Nevada Trust agreed to subordinate its security interest in the note. In consideration, we issued to the holder a 5-year warrant to purchase 750,000 shares of our common stock at an exercise price of $0.52 per share. The warrants were valued at approximately $14,000 and are classified as derivative liabilities.

5.75% Deerfield Convertible Notes

On March 31, 2014, we executed agreements with Deerfield for the issuance of a five-year senior secured convertible credit facility. Under the terms of this agreement, Deerfield agreed to provide to us a convertible credit facility (the “Facility”) in an amount up to $35 million to be disbursed as follows: (i) the initial draw of $9 million of the Facility was disbursed on March 31, 2014 (the “Initial Draw”), and (ii) following the authorization by our shareholders to increase our authorized capital stock (the “Share Authorization Event”), we will be required to draw and Deerfield will be required to fund, the remaining $26 million of the Facility (the “Second Draw”). Certain existing stockholders, representing approximately 30% of our common shares outstanding entitled to vote at a special meeting of our shareholders, entered into voting agreements pursuant to which they agreed to vote their shares in favor of, among other things, the Share Authorization Event. Such shareholders, however, retained the right to terminate the voting agreements upon the occurrence of certain events generally referred to as the “Stroke Trial Price Event.” The Stroke Trial Price Event (as fully defined in the Facility Agreement) would occur if (i) the primary efficacy endpoint of the RECOVER Stroke Phase 2 trial is met in the modified intent to treat population, (ii) failure of our shareholders to approve the Share Authorization Event, (iii) the average VWAP of the Company’s stock price for the five days immediately after the public announcement of the results of the stroke trial is at least 50% greater than the average VWAP for the five day period immediately preceding the announcement of the results of the stroke trial, and (iv) the average VWAP for the five day period preceding the announcement of the results of the special meeting of the Company’s shareholders is at least 200% of the Conversion Price of $0.52 or $1.04.

Outstanding amounts under the Facility are due in full on March 31, 2019. The Facility is structured as a purchase of senior secured convertible notes (the “Notes”), which bear interest at a rate of 5.75% per annum, payable quarterly in arrears in cash or, at our election after the Second Draw, registered shares of common stock; provided, that during the first five quarters following the closing, we have the option of having all or any portion of accrued interest added to the principal balance of the Facility. However, in the event (of the earlier one to occur) that the Second Draw has not occurred within 120 days following the closing or our shareholders do not approve the Share Authorization Event, Deerfield will be entitled, at its election after such event, to a cash payment equal to the greater of: (i) the outstanding principal amount plus all interests accrued and unpaid under the Note plus the Yield Enhancement Payment (as defined below), or (ii) an amount equal to the outstanding principal amount plus all interest accrued and unpaid under the Notes and the Yield Enhancement Payment, multiplied by the ratio of (a) the average of the daily volume weighted average sale price of the our common stock (the “Average VWAP”) for each of the five trading days prior to the Share Authorization Event divided by (b) the Conversion Price (as defined below). However, in the event of a Stroke Trial Price Event (as defined in the Facility Agreement), we would have 100 days to cure such non-occurrence of the Share Authorization Event so that a sufficient number of the shares of common stock is authorized to allow the conversion of the Notes issued in the Initial Draw and associated warrants into shares of our common stock. The term “Yield Enhancement Payment” refers to a payment of 3% of the principal amount of the Facility drawn, payable in shares of our common stock at the Conversion Price immediately after the Second Draw unless there has been the non-occurrence of the Share Authorization Event, or, in cash, if such shares of our common stock are otherwise not available for issuance.

At any time after the Share Authorization Event, Deerfield will have the right, subject to 9.98% beneficial ownership limitation, to convert the principal amount of the Facility into shares of our common stock (“Conversion Shares”) at a per share price equal to $0.52. In addition, we granted to Deerfield the option to require the Company to redeem up to 33.33% of the total amount drawn under the Facility together with any accrued and unpaid interest thereon, on each of the 2 nd , 3 rd , and 4 th anniversaries of the closing with the option right triggered upon the Company’s net revenues failing to be equal or exceed the quarterly milestone amounts set forth in the Facility Agreement. We also granted Deerfield the option to require us to apply 35% of the proceeds received by us in equity-raising transaction(s) to redeem outstanding principal and interest of the Notes, provided that the first $10 million so raised by us will be exempt from this put option.

In connection with the Facility and at the time of the Initial Draw, we issued to Deerfield warrants to purchase 25,115,384 shares of our common stock at the exercise price of $0.52 per share (the “Deerfield Warrants”). The Deerfield Warrants contain certain non-standard anti-dilution provisions and cash settlement features; however, no such adjustment will take place in the event a Stroke Trial Price Event takes place. At the time of the Second Draw, if any, we will issue to Deerfield additional warrants to purchase 67,500,001shares of our common stock at the exercise price of $0.52.

We entered into a security agreement which provides, among other things, that our obligations under the Notes will be secured by a first priority security interest, subject to customary permitted liens, on all our assets. We also entered into a Registration Rights Agreement dated as of the same date (the “Deerfield Registration Rights Agreement”) pursuant to which we agreed to file a registration statement to register the resale of the Conversion Shares and the Deerfield Warrant Shares of our common stock following the Share Authorization Event.

As a result of certain non-standard anti-dilution provisions and cash settlement features, we are classifying the detachable stock purchase warrants and the conversion option embedded in the convertible notes as derivative liabilities, initially at their estimated relative fair value of approximately $6.0 million and $3.0 million, respectively. We will remeasure the warrants and the conversion option to fair value at each balance sheet date. As a result, we recognized a discount on the convertible notes of $9.0 million; we are amortizing the discount on the notes over the term of the notes using the effective interest method.

The issuance costs, in the form of warrants and fees, related to the Initial Draw were valued at approximately $1.5 million and were recorded as deferred debt issuance costs, and are being amortized to interest expense on a straight-line basis through the maturity date (we determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method).

Debt No Longer Outstanding at March 31, 2014

JMJ 4% Convertible Notes

On November 18, 2011, we issued $0.5 million of its 4% Convertible Notes (the “November 4% Convertible Notes”) to JMJ Financial, originally due in May 2016. The November 4% Convertible Notes bear a one-time interest charge of 4% due on maturity. The November 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of our common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of our common stock for the previous 20 trading days prior to conversion (subject to a “floor” price of $0.25 per share). At March 31, 2014, no unpaid balance remained of the November 4% Convertible Notes.

Mid-Cap Financial Term Loan

On February 19, 2013, we entered into a Credit and Security Agreement (the “Credit Agreement”) with Mid-Cap Financial (“MidCap”) that provides for an aggregate term loan commitments of $7.5 million, subsequently modified to $4.5 million. We received the first tranche of $4.5 million on February 27, 2013. On March 31, 2014, we repaid the term loan in its entirety along with approximately $330,000 in early payment penalties and fees. The balance of the unamortized debt discount of approximately $381,000 and deferred fees of approximately $142,000 were charged to interest expense.

In connection with term loan, we issued the lender a seven-year warrant to purchase 1,079,137 shares of the Company’s Common stock at the warrant exercise price of $0.70 per share. The exercise price and the number of shares issuable upon exercise of the warrant is subject to standard anti-dilution adjustments and contains a cashless exercise provision. The warrants issued to the lender were valued at approximately $568,000, were recorded as a debt discount, and were being amortized to interest expense over the term of the loan (we determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method). The warrants are classified in equity.

On December 10, 2013, we revised the exercise price of the warrants to $0.46 per share (“Amendment to the MidCap Warrant”). As a result of the Amendment to the MidCap Warrant, the fair value of the warrants were modified and the change was recognized as an increase to debt discount and amortized over the remaining life of the loan. The change in the fair value of the warrants was approximately $12,000.

10% Subordinated Convertible Notes

On November 21, 2013, we executed agreements with certain investors for the subsequent issuance of 10% subordinated convertible notes (“10% Subordinated Convertible Notes”) and stock purchase warrants, for gross proceeds of up to $3 million. The eventual closing was contingent upon several factors; we received $2.25 million of the expected gross proceeds at the first closing, which occurred on December 10, 2013 after the Company received an acceptable CMS reimbursement determination for AutoloGel. We received $0.75 million of the gross proceeds in February 2014. On March 31, 2014 all existing investors, except for one, agreed to convert their outstanding notes pursuant to its terms, converting into 5,981,859 shares of common stock. The Company repaid, in its entirety, the portion of the debt excluded from the conversion (including interest and prepayment penalties) pursuant to its terms, for a total cash payment of approximately $339,000. The unamortized balance of the related debt discount, deferred fees, and derivative liability for the embedded conversion feature, were reclassified to additional paid-in capital.

The conversion option embedded in the 10% Subordinated Convertible Notes and related warrants issued to the investors are accounted for as a derivative liability and were recorded at full fair value relative to the total gross proceeds which totaled $2.25 million at December 10, 2013, resulting in a debt discount of $2.25 million. The debt discount is being amortized as additional interest expense using the interest rate method through the maturity date. The embedded conversion option and the warrants are recorded at fair value and is marked to market at each period, with the resulting change in fair value being reflected as “change in fair value of derivative liabilities” in the accompanying condensed consolidated statements of operations.

In connection with the issuance of the Notes, we also agreed to issue to the investors in the Offering five-year warrants (the “Warrants”) to purchase shares of our Common stock in the amount equal to 75% of the number of shares into which the Notes may be converted at the Closing, at an exercise price equal to 125% of the Market Price (as defined). The Warrants also contain non-standard anti-dilution adjustments and contain certain net settlement features.

Warrants issued to the placement agent were value at approximately $69,000, were recorded as deferred debt issuance costs, and are being amortized to interest expense on a straight-line basis through the maturity date (we determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method).

Note 15 — Debt

4% Convertible Notes

On July 15, 2011, Cytomedix issued $1.3 million of its 4% Convertible Notes (the “July 4% Convertible Notes”) to an unaffiliated third party. The July 4% Convertible Notes mature on May 23, 2016 and bear a one-time interest charge of 4% due on maturity. The July 4% Convertible Notes (plus accrued interest) convert at the option of the unaffiliated third party, in whole or in part and from time to time, into shares of the Company’s Common stock at a conversion rate equal to (i) the lesser of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of the Company’s Common stock for the previous 20 trading days prior to conversion (subject to a “floor” price of $0.25 per share). At December 31, 2013, approximately $287,000 face amount of the July 4% Convertible Notes remained and were convertible into approximately 0.8 million shares of Common stock at a conversion price of $0.34 per share.

On November 18, 2011, Cytomedix issued $0.5 million of its 4% Convertible Notes (the “November 4% Convertible Notes”) to an unaffiliated third party. The November 4% Convertible Notes mature on May 23, 2016 and bear a one-time interest charge of 4% due on maturity. The November 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of the Company’s Common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of the Company’s Common stock for the previous 20 trading days prior to conversion (subject to a “floor” price of $0.25 per share). At December 31, 2013, no unpaid balance remained of the November 4% Convertible Notes.

The unaffiliated third party has the option to provide additional funding of up to $1.0 million on substantially the same terms; however, the Company may elect to cancel such notes, in its sole discretion, with no penalty.

The conversion option embedded in the July and November 4% Convertible Notes is accounted for as a derivative liability, and resulted in the creation at issuance of a discount to the carrying amount of the debt, totaling $1.8 million, which is being amortized as additional interest expense using the straight-line method over the term of the July and November 4% Convertible Notes (the Company determined that using the straight-line method of amortization did not yield a materially different amortization schedule than the effective interest method). The embedded conversion option is recorded at fair value and is marked to market at each period, with the resulting change in fair value being reflected as “change in fair value of derivative liabilities” in the accompanying condensed consolidated statements of operations.

On February 19, 2013, the Company and the holder of these notes, agreed, in consideration of the subordination of the rights and remedies under these notes to that of another party, to amend the notes to extend the maturity date to May 23, 2016. Also, as part of the consideration, the Company repaid approximately $0.3 million of the principal of the note. The amendments were accounted for as a partial “extinguishment” and a partial “modification” of the notes. The partial extinguishment resulted in the immediate expensing of approximately $54,000 of new fees and expenses and $54,000 of the increase in the fair value of the embedded conversion option. The partial modification resulted in the deferral of approximately $46,000 of new fees and expenses and $197,000 of the increase in the fair value of the embedded conversion option (as additional debt discount).

12% Interest Only Note

On April 28, 2011, the Company borrowed $2.1 million pursuant to a secured promissory note that matures May 20, 2016. The note accrues interest at a rate of 12% per annum, and requires interest-only payments each quarter commencing September 30, 2011, with the then outstanding principal due on the maturity date. The note may be accelerated by the lender if Cytomedix defaults in the performance of the terms of the promissory note, if the representations and warranties made by us in the note are materially incorrect, or if we undergo a bankruptcy event. The note is secured by our Angel assets.

In connection with the issuance of the secured promissory note, the Company issued the lender a warrant to purchase up to 1,000,000 shares at an exercise price of $0.50 per share vesting as follows: (a) 666,667 shares upon issuance of the note, (b) 83,333 shares if the note has not been prepaid by the first anniversary of its issuance, (c) 116,667 shares if the note has not been prepaid by the second anniversary of its issuance, and (d) 133,333 shares if the note has not been prepaid by the third anniversary of its issuance.

Of the $2,100,000 due under the note, our payment obligations with respect to $1,400,000 under the note were guaranteed by certain insiders, affiliates, and shareholders of the Company, including Mr. David Jorden, one of the Company’s directors. In connection with this guarantee, the Company issued the guarantors warrants to purchase an aggregate of up to 1,500,000 shares, on a pro rata basis based on the amount of the guarantee, at an exercise price of $0.50 per share vesting as follows: (a) 833,333 shares upon issuance of the note, (b) 166,667 shares if the note has not been prepaid by the first anniversary of its issuance, (c) 233,333 shares if the note has not been prepaid by the second anniversary of its issuance, and (d) 266,667 shares if the note has not been prepaid by the third anniversary of its issuance.

The warrants issued to the lender and the guarantors were valued at approximately $546,000, were recorded as deferred debt issuance costs, and are being amortized to interest expense on a straight-line basis over the guarantee period. The Company determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method.

On February 19, 2013, The Company and the holder of the note, in consideration for subordination of its security interest under the note to that of another party, agreed to amend the note. In the amendment, the Company agreed to extend the maturity date of the note to November 19, 2016. In addition, the parties agreed to amend the vesting schedule on the warrants issued by the Company in April 2011 such that the remaining 250,000 warrant shares are exercisable immediately and to issue the holder a new warrant to purchase up to 266,666 shares at an exercise price of $0.70 per share vesting as follows: (i) 133,333 shares may be exercised only if the note has not been paid by the fourth anniversary of its issuance, and (ii) the remaining 133,333 shares may be exercised only if the note has not been paid by the fifth anniversary of its issuance.

The Company also: (i) amended the warrant vesting schedule on the guarantors’ warrants issued by the Company in April 2011 such that the remaining 500,000 warrant shares are exercisable immediately and (ii) granted new warrants to the guarantors to acquire up to 533,334 shares of the Company’s Common stock pursuant to warrants at the exercise price of $0.70 per share, vesting as follows: (i) 266,667 warrant shares may be exercised only if the JP Trust Note has not been prepaid by the fourth anniversary of its issuance, and (ii) the remaining 266,667 shares may be exercised only if the note has not been paid by the fifth anniversary of its issuance.

The amendment was accounted for as a “modification.” Accordingly, the warrants issued to the lender as a result of the amendment (valued at approximately $152,000) were recorded as deferred debt issuance costs, and are being amortized to interest expense on a straight-line basis over the guarantee period. The Company determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method. The warrants issued to the guarantors as a result of the amendment were valued at approximately $304,000 and were recorded as interest expense in the first quarter of 2013.

Term Loan

On February 19, 2013, the Company entered into a Credit and Security Agreement (the “Credit Agreement”) with an unaffiliated third party (“MidCap”) that provides for an aggregate term loan commitments of $7.5 million, subsequently modified to $4.5 million. The Company received the first tranche of $4.5 million on February 27, 2013.

The term loan will mature on February 19, 2016, and will be repaid on a straight-line amortization basis, with the first twelve months being an interest only period and commencing on the thirteenth month. The principal will be amortized in equal monthly amounts through the maturity date.

In connection with the foregoing loan facility, the Company issued the lender a seven-year warrant to purchase 1,079,137 shares of the Company’s Common stock at the warrant exercise price of $0.70 per share. The exercise price and the number of shares issuable upon exercise of the warrant is subject to standard anti-dilution adjustments and contains a cashless exercise provision.

Interest on the outstanding balance of the term loan is payable monthly in arrears at an annual rate of the one-month London Interbank Offered Rate (LIBOR), plus 8.0%, subject to a LIBOR floor of 3%, and is calculated on the basis of the actual number of days elapsed in a 360 day year. In the event the term loan is prepaid by the Company prior to the end of its term, the Company will be required to pay to the lender a fee equal to an amount determined by multiplying the outstanding amount on the loan by 5% in the first year, 3% in the second year and 1% after that.

Amounts borrowed under the Credit Agreement are secured by a first priority security interest on all existing and after-acquired assets of the Company, including the intellectual property of the Company and its subsidiaries.

The Credit Agreement contains events of default and remedies customary for loan transactions of this sort including, among others, those related to a default in the payment of principal or interest, a material inaccuracy of a representation or warranty, a default with regard to performance of certain covenants, a material adverse change (as defined in the Credit Agreement) occurs, and certain change of control events. In addition, the failure to consummate the Capital Raise Event constitutes an event of default under the Credit Agreement. The Company would also be in default under the Credit Agreement in the event of certain withdrawals, recalls, adverse test results or enforcement actions with respect to the Company’s products. Upon the occurrence of a default, in some cases following a notice and cure period, lender may accelerate the maturity of the loans and require the full and immediate repayment of all borrowings under the Credit Agreement. The Credit Agreement also contains financial and customary negative covenants, including with respect to the Company’s ability to sell, lease, transfer, assign, grant a security interest in or otherwise dispose of its assets except in the ordinary course of business, or incur additional indebtedness.

The warrants issued to the lender were valued at approximately $568,000, were recorded as a debt discount, and are being amortized to interest expense over the term of the loan. The Company determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method. The warrants are classified in equity.

On August 7, 2013, the Company and MidCap amended the terms of the Credit Agreement. Under the terms of the amendment to the Credit Agreement, the Agent consented, among other things, to the Company’s entering the Arthrex Agreement. In addition, the parties amended the Credit Agreement to terminate the Company’s ability to borrow an additional $3 million, reducing the loan amount from $7.5 million to $4.5 million, $4.5 of which has been extended to the Company to date. The Company and MidCap also agreed to a revised monthly payment amortization schedule such that in the event that the Company has raised cash proceeds of at least $500,000 before September 1, 2013 in a public or private offering of its equity securities, then, commencing on September 1, 2013, and continuing thereafter, the Company would have made monthly payments under the credit facility of $125,000, provided, however, if no such subsequent equity event takes place by September 1, 2013, the monthly payments under the credit facility will be $150,000. No such subsequent equity event took place by September 1, 2013, and the Company is required to make monthly principal payments under the credit facility in the amount of $150,000 plus interest.

Finally, the Company granted to the Agent a first priority security interest in the royalty payments payable to the Company pursuant to the Arthrex Agreement. The Amendment to Credit Agreement contains other terms and provisions that are customary to the agreements of this nature. The foregoing description of the Amendment to Credit Agreement does not purport to be complete and is qualified in its entirety by reference to the complete text of the Amendment to Credit Agreement.

On December 10, 2013, the Company and MidCap revised the exercise price of the warrants to $0.46 per share (“Amendment to the MidCap Warrant”). As a result of the Amendment to the MidCap Warrant, the fair value of the warrants were modified and the change was recognized as an increase to debt discount and amortized over the remaining life of the loan. The change in the fair value of the warrants was approximately $12,000.

10% Subordinated Convertible Notes

On November 21, 2013, we executed agreements with certain investors for the subsequent issuance of 10% subordinated convertible notes (“10% Subordinated Convertible Notes”) and stock purchase warrants, for expected gross proceeds of up to $3 million. The eventual closing was contingent upon several factors. The Company received $2.25 million of the expected gross proceeds at the first closing, which occurred on December 10, 2013 after the Company received an acceptable CMS reimbursement determination for Autologel. The remaining $0.75 million of the expected gross proceeds is contingent upon the effectiveness of a registration statement covering the resale of Common shares underlying the 10% Subordinated Convertible Notes and related stock purchase warrants. The 10% Subordinated Convertible Notes mature on May 20, 2016 and accrue interest at 10% per annum and is paid quarterly in arrears in cash or in shares of Company stock (valued at market price on the day before interest is due), at the Company’s option. The 10% Subordinated Convertible Notes are convertible, in whole or in part and from time to time, by investors into shares of the Company’s Common stock at the initial conversion price of $0.46 (“Initial Conversion Price”). The conversion option contains standard anti-dilution protection (i.e., is adjustable for stock dividends, stock splits, and other similar distributions) that resets the Initial Conversion Price. At December 31, 2013, the face amount of the 10% Subordinated Convertible Notes was approximately $2.25 million.

In connection with the issuance of the Notes, the Company also agreed to issue to the investors in the Offering five-year warrants (the “Warrants”) to purchase shares of the Company’s Common stock in the amount equal to 75% of the number of the Company’s shares into which the Notes may be converted at the Closing, at an exercise price equal to 125% of the Market Price [defined as the average closing price for the previous last five trading days]. The Warrants also contain exercise price anti-dilution adjustments, cashless exercise and other similar provisions.

The Company agreed, pursuant to the terms of the Registration Rights Agreement entered into with the investors in the Offering, to file, within thirty days of the Closing, a registration statement with the Securities and Exchange Commission for the purposes of registering the resale the shares of the Company’s Common stock underlying the Notes, the Warrants and the placement agent warrants to be issued in the Offering, and in the event of late filing of such registration statement, to pay certain late registration statement filing penalties as set forth in the Registration Rights Agreement. The registration statement covering the resale of Common shares underlying the 10% Subordinated Convertible Notes and related stock purchase warrants was filed January 9, 2014.

The conversion option embedded in the 10% Subordinated Convertible Notes and related warrants issued to the investors are accounted for as a derivative liability and were recorded at full fair value relative to the total gross proceeds which totaled $2.25 million at December 10, 2013. The warrants issued to the lender and the guarantors were valued at approximately $1.7 million. A debt discount of $2.25 million was also recorded arising from the allocation of fair value to the embedded conversion option and the Warrants. The debt discount is being amortized as additional interest expense using the interest rate method through the maturity date. The embedded conversion option is recorded at fair value and is marked to market at each period, with the resulting change in fair value being reflected as “change in fair value of derivative liabilities” in the accompanying condensed consolidated statements of operations.

Finally, the warrants issued to the placement agent were value at approximately $69,000, were recorded as deferred debt issuance costs, and are being amortized to interest expense on a straight-line basis through the maturity date. The Company determined that the straight-line method of amortization did not yield a materially different amortization schedule from the effective interest method.